Hedge accounting (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Maximum maturity of aggregate principal balances and interest cash flows that are hedged with interest rate swaps	10 years
UBS AG [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Maximum maturity of aggregate principal balances and interest cash flows that are hedged with interest rate swaps	10 years